Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Notes payable, discount	$ 25,000
Notes payable, deferred finance charges	89,000
Notes payable	903,000	$ 55,850
Convertible note payable, premium	125,000	0
Convertible note payable, discount	$ 497,000	$ 255,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	2,500,000
Preferred stock, shares outstanding	2,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	60,779,130	49,087,255	39,200,090
Common stock, shares outstanding	60,779,130	49,087,255	39,200,090
Shares to be issued, shares	4,250,000	7,318,519	612,000